CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Intangible assets, net	$ 3,137,980	$ 3,155,448
Property, plant and equipment, net	86,116	77,801
Right-of-use asset	8,933	9,921
Investments in associates	43,344	11,746
Other financial assets at fair value through profit or loss	5,413	4,237
Other financial assets at amortized cost	108,896	84,618
Deferred tax assets	12,638	13,372
Inventories	294	314
Other receivables	60,010	58,461
Trade receivables	11	18
Total non-current assets	3,463,635	3,415,936
Current assets
Inventories	14,735	11,410
Other financial assets at fair value through profit or loss	2,451	3,129
Other financial assets at amortized cost	119,633	82,923
Other receivables	66,594	63,156
Current tax assets	10,989	7,366
Trade receivables	177,744	157,546
Cash and cash equivalents	592,759	439,847
Currents assets other than assets classified as held for sale	984,905	765,377
Assets classified as held for sale	137	137
Total current assets	985,042	765,514
Total assets	4,448,677	4,181,450
EQUITY
Share capital	165,219	163,223
Share premium	221,434	183,430
Treasury shares	(3,918)	(4,094)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(175,542)	(116,471)
Legal reserves	10,017	7,419
Other reserves	(1,332,210)	(1,319,682)
Retained earnings	964,641	718,511
Total attributable to owners of the parent	1,586,579	1,369,274
Non-controlling interests	74,169	148,686
Total equity	1,660,748	1,517,960
Non-current liabilities
Borrowings	955,856	1,042,704
Derivative financial instruments liabilities	1,223	3,351
Deferred tax liabilities	400,582	383,369
Other liabilities	693,493	621,412
Lease liabilities	5,406	7,010
Non-current tax liabilities	1,636
Trade payables	1,219	1,914
Total Non-current liabilities	2,059,415	2,059,760
Current liabilities
Borrowings	139,362	115,367
Other liabilities	428,947	348,586
Lease liabilities	4,326	3,707
Derivative financial instruments liabilities	934
Current tax liabilities	23,789	15,307
Trade payables	131,156	120,763
Total current liabilities	728,514	603,730
Total liabilities	2,787,929	2,663,490
Total equity and liabilities	$ 4,448,677	$ 4,181,450